Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Redeemable convertible preferred shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized	0	6,938,675
Redeemable convertible preferred shares, shares issued		5,540,254
Redeemable convertible preferred shares, shares outstanding		5,540,254
Ordinary shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Ordinary shares, authorized shares	130,000,000	53,196,505
Ordinary shares, outstanding shares	63,016,856	9,272,428
Series A Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized	0	9,251,566
Redeemable convertible preferred shares, shares issued		7,780,937
Redeemable convertible preferred shares, shares outstanding		7,780,937
Series A-1 Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized	0	6,938,675
Redeemable convertible preferred shares, shares issued		5,460,043
Redeemable convertible preferred shares, shares outstanding		5,460,043
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized	0	12,258,325
Redeemable convertible preferred shares, shares issued		10,863,143
Redeemable convertible preferred shares, shares outstanding		10,863,143
Series B-1 redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized	0	4,625,783
Redeemable convertible preferred shares, shares issued		4,144,887
Redeemable convertible preferred shares, shares outstanding		4,144,887
Series B-2 redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized	0	1,619,024
Redeemable convertible preferred shares, shares issued		71,977
Redeemable convertible preferred shares, shares outstanding		71,977